EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares		13,159,331	4,361,111	10,000,000		8,500,000
Number of options, Granted	7,456,500
Weighted Average Exercise Price, Granted	$ 0.0518
Expected term	5 years		10 years		5 years	3 years
Non-vested options outstanding	0
Aggregate intrinsic value of vested share options	$ 0
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares issued for cash, shares	1,000,000
Number of options, Granted	7,456,500
Weighted Average Exercise Price, Granted	$ 0.0518
Expected term	5 years
Weighted-average grant date fair value	$ 0.0208
Share-Based Payment Arrangement, Expense	$ 207,000